Schedule of Investments (unaudited)	iShares® MSCI Poland ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 25.5%
Alior Bank SA(a)	131,827	$1,258,499
Bank Millennium SA(a)	2,666,229	2,807,222
Bank Polska Kasa Opieki SA	528,091	12,021,352
mBank SA(a)	57,119	4,764,280
Powszechna Kasa Oszczednosci Bank Polski SA	2,617,399	19,864,781
Santander Bank Polska SA	111,039	8,848,981
		49,565,115
Capital Markets — 1.9%
Warsaw Stock Exchange	182,072	1,637,664
XTB SA(b)(c)	219,837	2,137,775
		3,775,439
Chemicals — 1.7%
Ciech SA	152,411	1,666,452
Grupa Azoty SA(a)	276,867	1,668,130
		3,334,582
Construction & Engineering — 2.1%
Budimex SA	50,721	4,040,808
Consumer Finance — 2.9%
KRUK SA	64,848	5,673,738
Diversified Telecommunication Services — 2.3%
Orange Polska SA	2,571,360	4,387,839
Electric Utilities — 5.1%
Enea SA(a)	1,346,526	2,038,069
PGE Polska Grupa Energetyczna SA(a)	3,363,716	5,335,541
Tauron Polska Energia SA(a)	4,965,101	2,603,410
		9,977,020
Entertainment — 3.5%
CD Projekt SA	240,406	6,886,575
Consumer Staples Distribution & Retail — 7.4%
Dino Polska SA(a)(b)	128,971	12,684,526
Eurocash SA(a)	460,208	1,813,163
		14,497,689
Hotels, Restaurants & Leisure — 1.1%
AmRest Holdings SE(a)	401,349	2,108,598
Insurance — 8.4%
Powszechny Zaklad Ubezpieczen SA	1,784,435	16,270,877
Media — 1.9%
Cyfrowy Polsat SA	1,020,162	3,724,529
Metals & Mining — 5.6%
Jastrzebska Spolka Weglowa SA(a)	254,264	2,311,122
KGHM Polska Miedz SA	343,461	8,515,550
		10,826,672
Security	Shares	Value

Broadline Retail — 7.5%
Allegro.eu SA (a)(b)	1,009,464	$8,483,946
Pepco Group NV(a)	635,582	6,015,620
		14,499,566
Oil, Gas & Consumable Fuels — 12.9%
Polski Koncern Naftowy ORLEN SA	1,763,436	25,108,341
Professional Services — 0.9%
Grupa Pracuj SA	117,058	1,694,290
Software — 3.5%
Asseco Poland SA	214,252	4,168,779
LiveChat Software SA	82,526	2,573,872
		6,742,651
Textiles, Apparel & Luxury Goods — 5.5%
CCC SA(a)(c)	224,227	2,421,570
LPP SA	2,911	8,264,521
		10,686,091
Total Long-Term Investments — 99.7%
(Cost: $278,002,571)		193,800,420

Short-Term Securities

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(d)(e)(f)	1,266,176	1,266,430
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)	2,290,000	2,290,000

Total Short-Term Securities — 1.8%
(Cost: $3,556,018)		3,556,430

Total Investments — 101.5%
(Cost: $281,558,589)		197,356,850

Liabilities in Excess of Other Assets — (1.5)%		(2,850,546)

Net Assets — 100.0%		$194,506,304

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Poland ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,617,290	$—		$(4,350,982	)(a)	$3,323	$(3,201)	$1,266,430	1,266,176	$80,502	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,140,000	1,150,000	(a)	—		—	—	2,290,000	2,290,000	62,303		3
						$3,323	$(3,201)	$3,556,430		$142,805		$3

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	18	06/16/23	$861	$(5,959)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,694,290	$192,106,130	$—	$193,800,420

Schedule of Investments (unaudited) (continued)	iShares® MSCI Poland ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$3,556,430	$—	$—	$3,556,430
	$5,250,720	$192,106,130	$—	$197,356,850
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(5,959)	$—	$—	$(5,959)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3